CONSOLIDATED STATEMENTS OF Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 78,612	$ 115,976
Investments	10,895	7,996
Accounts receivable trade, less allowances of $1,731 and $1,531	41,895	37,394
Other receivables	3,391	9,961
Inventories:
Finished goods and work-in-process	42,676	35,416
Raw materials and supplies	29,084	21,236
Prepaid expenses	5,070	6,499
Deferred income taxes	578	689
Total current assets	212,201	235,167
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	21,939	21,619
Buildings	107,567	102,934
Machinery and equipment	322,993	307,178
Construction in progress	2,598	9,243
Property, plant and equipment, gross	455,097	440,974
Less-Accumulated depreciation	242,935	225,482
Net property, plant and equipment	212,162	215,492
OTHER ASSETS:
Goodwill	73,237	73,237
Trademarks	175,024	175,024
Investments	96,161	64,461
Split dollar officer life insurance	74,209	74,441
Prepaid expenses	3,212	6,680
Equity method investment	3,935	4,254
Deferred income taxes	7,715	9,203
Total other assets	433,493	407,300
Total assets	857,856	857,959
CURRENT LIABILITIES:
Accounts payable	10,683	9,791
Dividends payable	4,603	4,529
Accrued liabilities	43,069	44,185
Total current liabilities	58,355	58,505
NONCURRENT LIABILITES:
Deferred income taxes	43,521	47,865
Postretirement health care and life insurance benefits	26,108	20,689
Industrial development bonds	7,500	7,500
Liability for uncertain tax positions	8,345	9,835
Deferred compensation and other liabilities	48,092	46,157
Total noncurrent liabilities	133,566	132,046
SHAREHOLDERS' EQUITY:
Capital in excess of par value	533,677	505,495
Retained earnings, per accompanying statement	114,269	135,866
Accumulated other comprehensive loss	(19,953)	(11,213)
Treasury stock (at cost)-71 shares and 69 shares, respectively	(1,992)	(1,992)
Total shareholders' equity	665,935	667,408
Total liabilities and shareholders' equity	857,856	857,959
Common Stock
SHAREHOLDERS' EQUITY:
Common Stock	25,333	25,040
Class B Common Stock
SHAREHOLDERS' EQUITY:
Common Stock	$ 14,601	$ 14,212